Mergers, Acquisitions and Divestitures (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Preliminary Purchase Price Allocation for the Acquisition
The following table provides the preliminary purchase price allocation for the acquisition of the Nexus Acquired Entities:

As of June 1, 2026
Identifiable assets:
Property, plant and equipment, net	$202
Accounts receivable, net of allowance for uncollectible accounts	3
Unbilled revenues	2
Regulatory assets	8

Total identifiable assets	215

Liabilities assumed:
Accounts payable	(3)
Accrued taxes	(1)
Other current liabilities	(2)
Regulatory liabilities	(3)
Contributions in aid of construction	(13)

Total liabilities assumed	(22)

Net identifiable assets acquired	193

Goodwill	126

Aggregate purchase price	$319